October 18, 2007

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

RE:	Gladstone Capital Corporation
497
Accession Number 0001104659-07-075035 filed October 16, 2007

Ladies and Gentlemen:

Please be advised that on October 16, 2007, a 497 was transmitted on behalf of the above named Registrant, receiving an Accession Number of 0001104659-07-075035. It has been determined that the Submission Type 497 was incorrect. The Registrant intended, and had directed its agent to file the submission under the correct Submission Type for this filing, which should have been 497AD.

Upon realization of the error, the Registrant directed that the submission be filed again, in its entirety, using the correct Submission Type 497AD.

The Registrant hereby requests that the Commission disregard the filing made in error and directs the Commission’s attention to the correct submission with the Accession Number 0001104659-07-075085 filed on October 16, 2007.

Sincerely,

/s/ Harry Brill
Chief Financial Officer